First Trust Large Cap Growth AlphaDEX Fund Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended	212 Months Ended
		Jul. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Nasdaq AlphaDEX Large Cap Growth(TM) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		27.36%	14.86%
Nasdaq US 500 Large Cap Growth(TM) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		32.22%	17.36%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			25.02%	14.53%	13.10%	10.17%
S&P 500® Growth Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			36.07%	17.09%	15.29%	12.24%
First Trust Large Cap Growth AlphaDEX Fund
Prospectus [Line Items]
Average Annual Return, Percent			26.58%	14.16%	12.10%	9.68%
Performance Inception Date		May 08, 2007
First Trust Large Cap Growth AlphaDEX Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			26.41%	13.93%	11.85%	9.42%
First Trust Large Cap Growth AlphaDEX Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			15.73%	11.26%	9.96%	8.17%

[1]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.